Accounts Receivable, Net	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 – ACCOUNTS RECEIVABLE, NET

	As of	As of
	September 30, 2024	March 31, 2024
	USD	USD
Accounts receivable	8,128,790	7,770,556
Allowance for uncollectible accounts receivable	(7,720,556)	(7,770,556)
Accounts receivable, net	408,234	—